Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of measured at fair value on a recurring basis
Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,126,108	$100,339,379

Liabilities:
Warrant liability – Public Warrants	1	5,750,000	7,250,000
Warrant liability – Private Placement Warrants	3	4,680,000	5,880,000

Description	Level	December 31, 2020	Level	December 31, 2019
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,339,379	1	$100,154,572

Liabilities:
Warrant Liability – Public Warrants	1	7,250,000	3	4,000,000
Warrant Liability – Private Placement Warrants	3	5,880,000	3	3,240,000

Schedule of quantitative information regarding Level 3 fair value measurements
	June 30, 2021	December 31, 2020
Stock price	$9.94	$10.01
Term to initial business combination (in years)	0.25	0.75
Volatility	17.2%	20.0%
Risk-free rate	0.91%	0.47%
Dividend yield	0.0%	0.0%

	December 31, 2020	December 31, 2019
Stock price	10.01	$9.67
Term to initial business combination (in years)	0.75	1.0
Volatility	20.0%	11.5%
Risk-free rate	0.47%	1.76%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of Level 3 warrant liabilities
	Private Placement	Public	Level 3 Warrant Liabilities
Fair value as of December 31, 2020	$5,880,000	—	$5,880,000
Change in fair value for the three months ended March 31, 2021	(2,560,000)	—	(2,560,000)
Fair value as of March 31, 2021	3,320,000	—	3,320,000
Change in fair value for the three months ended June 30, 2021	1,360,000	—	1,360,000
Fair value as of June 30, 2021	$4,680,000	—	$4,680,000

	Private Placement	Public	Level 3 Warrant Liabilities
Fair value as of August 13, 2019 (inception)	$—	$—	$—
Initial measurement on November 22, 2019	3,080,000	3,800,000	6,880,000
Change in fair value	160,000	200,000	360,000
Fair value as of December 31, 2019	3,240,000	4,000,000	7,240,000
Change in fair value	2,640,000	(750,000)	1,890,000
Transfer to Level 1	—	(3,250,000)	(3,250,000)
Fair value as of December 31, 2020	$5,880,000	$—	$5,880,000

Jasper Therapeutics, Inc. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements
	June 30, 2020	June 30, 2021
Derivative tranche liability
Fair value as of January 1	$4,053	$8,158
Initial fair value of derivative instrument	—	—
Change in fair value included in other income (expense), net	2,158	3,501
Settlement of obligation	—	(11,659)
Fair value as of June 30	$6,211	$—

	December 31, 2019	December 31, 2020
Derivative tranche liability
Fair value as of January 1	$—	$4,053
Initial fair value of derivative instrument	4,309	—
Change in fair value included in other income (expense), net	(256)	10,875
Settlement of obligation	—	(6,770)
Fair value as of December 31	$4,053	$8,158

Schedule of changes in the fair value of Level 3 warrant liabilities
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$18,778	$—	$—	$18,778
Total fair value of assets	$18,778	$—	$—	$18,778

Financial liabilities
Derivative tranche liability	$—	$—	$8,158	$8,158
Total fair value of liabilities	$—	$—	$8,158	$8,158
	June 30, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$15,756	$—	$—	$15,756
Total fair value of assets	$15,756	$—	$—	$15,756

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial liabilities
Derivative tranche liability	$—	$—	$4,053	$4,053
Total fair value of liabilities	$—	$—	$4,053	$4,053
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$18,778	$—	$—	$18,778
Total fair value of assets	$18,778	$—	$—	$18,778

Financial liabilities
Derivative tranche liability	$—	$—	$8,158	$8,158
Total fair value of liabilities	$—	$—	$8,158	$8,158

Schedule of Company’s fair value measurements classified in Level 3 of the fair value hierarchy
	Fair value (in thousands)	Valuation methodology	Significant unobservable input	Weighted average
Derivative tranche liability	$8,158	Black – Scholes	Expected term (in years)	0.16
			Expected volatility	47.02%
			Risk-free interest rate	0.08%
			Expected dividend yield	0.00%

	Fair value (in thousands)	Valuation methodology	Significant unobservable input	Weighted average
Derivative tranche liability	$4,053	Black – Scholes	Expected term (in years)	1.00
			Expected volatility	80.00%
			Risk-free interest rate	1.59%
			Expected dividend yield	0.00%
	Fair value (in thousands)	Valuation methodology	Significant unobservable input	Weighted average
Derivative tranche liability	$8,158	Black – Scholes	Expected term (in years)	0.16
			Expected volatility	47.02%
			Risk-free interest rate	0.08%
			Expected dividend yield	0.00%